Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income tax recovery	$ 8.7
Revaluation of income tax	$ 22.8
Income tax rates	26.75%	26.68%
Deductible temporary difference of deferred tax	$ 1.9	$ 2.1